General and Administration (Schedule of General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and Administration [abstract]
General and administration	$ 20,834	$ 22,315
Workers' participation	1,808	1,477
General and administrative subtotal	22,642	23,792
Share-based payments	12,444	6,013
Total general and administrative expense	$ 35,086	$ 29,805